SELECTED STATEMENTS OF INCOME DATA - Schedule of Net Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Income Statement Related Disclosures [Abstract]
Net income to ordinary shareholders	$ 442,588	$ 338,301	$ 265,945
Weighted average number of shares (in shares)	63,483,000	63,590,000	63,790,000
Effect of dilutive securities:
Add - employee stock options and RSU (in shares)	1,172,000	995,000	894,000
Warrants issued in the exchangeable notes transaction (in shares)	851,000	1,680,000	1,781,000	3,457,475
Denominator for diluted net earnings per share - adjusted weighted average shares (in shares)	65,506,000	66,265,000	66,465,000